EXEMPT PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EXEMPT PARTY-IN-INTEREST TRANSACTIONS	EXEMPT PARTY-IN-INTEREST TRANSACTIONS
Plan assets include common stock of the Company. Transactions with respect to shares of the Company’s common stock qualify as party-in-interest transactions. As of December 31, 2025 and December 31, 2024, the Plan held 67,114 shares of the Company’s common stock in the Stock Fund with a value of $19.63 per share, and 68,577 shares of the Company’s common stock in the Stock Fund with a value of $35.89 per share, respectively.

Notes receivable from participants as of December 31, 2025 and December 31, 2024, were $2,284,606 and $2,400,566, respectively. Notes receivable are considered party-in-interest transactions. Interest income pertaining to notes receivable from participants totaled $188,179 for 2025.

Certain Plan investments are shares in registered investment company funds managed by Fidelity Investments, an affiliate of the Trustee as defined by the Plan, and therefore, these transactions qualify as party-in-interest transactions.